Related Party Transactions	6 Months Ended		9 Months Ended	12 Months Ended
	Jan. 11, 2021	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Related Party Transactions
12. Related-Party Transactions
As of September 30, 2021 and December 31, 2020, the following were considered as related parties due to their role in the Company and/or voting interest on a fully diluted basis:

		Voting Interest	Voting Interest
		in 2021 on a	in 2020 on a
		fully diluted	fully diluted
Name	Role	basis	basis
Dr. Qichao Hu	Chief Executive Officer, Founder and Board representation	13.4%	15.5%
Long Siang Pte. Ltd	Board representation	8.3%	9.6%
Vertex Legacy Continuation Fund Pte. Ltd	Board representation	9.7%	10.8%
General Motors Ventures LLC	Board representation	7.0%	7.3%
Tianqi Lithium HK Co., Ltd.	Board representation	9.3%	10.8%
Anderson Investments Pte. Ltd.	Board representation	8.7%	10.0%
SK Holdings	Board representation	12.9%	11.9%
Refer to Note 13, Partnerships, below for related party transactions with General Motors.

17. Related-Party Transactions
As of December 31, 2020 and 2019, the following were considered related parties due to their role in the Company and/or voting interest on a fully diluted basis:

Name	Role	Voting Interest in 2020 and 2019 on a fully diluted basis
Dr. Qichao Hu	Chief Executive Officer, Founder and Board representation	15.47%
Long Siang Pte. Ltd.	Board representation	9.58%
Vertex Legacy Continuation Fund Pte. Ltd.	Board representation	10.79%
General Motors Ventures LLC	Board representation	7.25%
Tianqi Lithium HK Co., Ltd.	Board representation	10.76%
Anderson Investments Pte. Ltd.	Board representation	10.04%
SK Holdings	Board representation	11.89%
There were no material transactions with any of the related parties during the years ended December 31, 2020 and 2019.

Ivanhoe Capital Acquisition Corp [Member]
Related Party Transactions
NOTE 6. RELATED PARTY TRANSACTIONS
Founder Shares
On July 22, 2020, the Sponsor paid an aggregate of $25,000 for certain expenses on behalf of the Company in exchange for issuance of 8,625,000 Class B ordinary shares (the “Founder Shares”). On December 16, 2020, the Sponsor surrendered 2,875,000 Founder Shares to the Company for cancellation for no consideration. On January 6, 2021, the Company effected a share capitalization of 1,150,000 shares, resulting in an aggregate of 6,900,000 Founder Shares outstanding. The holders of the Founder Shares had agreed to forfeit up to an aggregate of 900,000 Founder Shares, on a pro rata basis, to the extent that the option to purchase additional units was not exercised in full by the underwriters, so that the Founder Shares would represent 20% of the Company’s issued and outstanding shares after the Initial Public Offering. On January 11, 2021, the underwriter fully exercised its over-allotment option; thus, these Founder Shares were no longer subject to forfeiture.
The Initial Shareholders agreed not to transfer, assign or sell any of their Founder Shares until the earlier to occur of (i) (v) with respect to 20% of such shares, until consummation of the initial Business Combination,
(w) with respect to 20% of such shares, until the closing price of Class A ordinary shares equals or exceeds $12.00 for any 20 trading days within a
30-trading
day period following the consummation of the initial Business Combination (a “Requisite Trading Period”), (x) with respect to 20% of such shares, until the closing price of Class A ordinary shares equals or exceeds $14.00 for the Requisite Trading Period, (y) with respect to 20% of such shares, until the closing price of Class A ordinary shares equals or exceeds $16.00 for the Requisite Trading Period, and (z) with respect to the remaining 20% of such shares, until the closing price of Class A ordinary shares equals or exceeds $18.00 for the Requisite Trading Period, and (ii) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction after the initial
Business
Combination that results in all of the shareholders having the right to exchange
their Class A ordinary shares for cash, securities or other property; provided that in the event that the per share value of the cash, securities or other property to be received by the shareholders in such liquidation, merger, capital stock exchange or other similar transaction (the “Per Share Transaction Value”) is less than $18.00, then the Founder Shares will be released from these transfer restrictions to the Initial Shareholders on a pro rata basis as follows: (a) to the extent not previously released, all Founder Shares that are subject to release upon achievement of any share price performance requirements that are less than the Per Share Transaction Value will be released, and (b) the number of Founder Shares that would be released upon the achievement of the next share price performance requirement that is higher than the Per Share Transaction Value (the “Release Threshold”), multiplied by a fraction, the numerator of which equals (x) 2, minus (y) the amount by which the Release Threshold exceeds the Per Share Transaction Value, and the denominator of which equals 2, will be released. Any Founder Shares not released pursuant to the preceding sentence will be forfeited and cancelled.
Related Party Loans
On July 22, 2020, the Sponsor agreed to loan the Company pursuant to a promissory note, which was later amended on December 1, 2020 (the “Note”) up to $600,000 to be used for the payment of costs related to the Initial Public Offering pursuant to a promissory note (the “Note”). The Note was non-interest
bearing and unsecured. The Company borrowed approximately $500,000 under the Note. On January 15, 2021, the Company repaid the Note in full.
In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor, members of the Company’s founding team or any of their affiliates may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lenders’ discretion, up to $1.5 million of such Working Capital Loans may be convertible into warrants of the post Business Combination entity at a price of $1.50 per warrant. The warrants would be identical to the Private Placement Warrants. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. As of January 11, 2021, the Company had no borrowings under the Working Capital Loans.

Administrative Services Agreement
Commencing on the date that the Company’s securities were first listed on the NYSE through the earlier of consummation of the initial Business Combination and the liquidation, the Company agreed to pay the Sponsor
$10,000 per month for office space, utilities, secretarial and administrative support services provided to members of the management team.
In addition, the Sponsor, officers and directors, or any of their respective affiliates will be reimbursed for any out-of-pocket
expenses incurred in connection with activities on the Company’s behalf such as identifying potential target businesses and performing due diligence on suitable Business Combinations. The Company’s audit committee will review on a quarterly basis all payments that were made to the Sponsor, officers or directors, or the Company’s or their affiliates. Any such payments prior to an initial Business Combination will be made from funds held outside the Trust Account.

NOTE 5. RELATED PARTY TRANSACTIONS
Founder Shares
On July 22, 2020, the Sponsor paid an aggregate of $25,000 for certain expenses on behalf of the Company in exchange for issuance of 8,625,000 Class B ordinary shares (the “Founder Shares”). On December 16, 2020, the Sponsor surrendered 2,875,000 Founder Shares to the Company for cancellation for no consideration. On January 6, 2021, the Company effected a share capitalization of 1,150,000 shares, resulting in an aggregate of 6,900,000 Founder Shares outstanding. All shares and associated amounts have been retroactively restated to reflect the share surrender and share capitalization. The holders of the Founder Shares have agreed to forfeit up to an aggregate of 900,000 Founder Shares, on a pro rata basis, to the extent that the option to purchase additional units was not exercised in full by the underwriters, so that the Founder Shares would represent 20% of the Company’s issued and outstanding shares after the Initial Public Offering. On January 11, 2021, the underwriter fully exercised its over-allotment option; thus, these Founder Shares are no longer subject to forfeiture.
The Initial Shareholders agreed not to transfer, assign or sell any of their Founder Shares until the earlier to occur of (i) (v) with respect to 20% of such shares, until consummation of the initial Business Combination, (w) with respect to 20% of such shares, until the closing price of Class A ordinary shares equals or exceeds $12.00 for any 20 trading days within a
30-trading
day period following the date that is 150 days after the Closing (a “Requisite Trading Period”), (x) with respect to 20% of such shares, until the closing price of Class A ordinary shares equals or exceeds $14.00 for the Requisite Trading Period, (y) with respect to 20% of such shares, until the closing price of Class A ordinary shares equals or exceeds $16.00 for the Requisite Trading Period, and (z) with respect to the remaining 20% of such shares, until the closing price of Class A ordinary shares equals or exceeds $18.00 for the Requisite Trading Period, and (ii) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction after the initial Business Combination that results in all of the shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property; provided that in the event that the per share value of the cash, securities or other property to be received by the shareholders in such liquidation, merger, capital stock exchange or other similar transaction (the “Per Share Transaction Value”) is less than $18.00, then the Founder Shares will be released from these transfer restrictions to the Initial Shareholders on a pro rata basis as follows: (a) to the extent not previously released, all Founder Shares that are subject to release upon achievement of any share price performance requirements that are less than the Per Share Transaction Value will be released, and (b) the number of Founder Shares that would be released upon the achievement of the next share price performance requirement that is higher than the Per Share Transaction Value (the “Release Threshold”), multiplied by a fraction, the numerator of which equals (x) 2, minus (y) the amount by which the Release Threshold exceeds the Per Share Transaction Value, and the denominator of which equals 2, will be released. Any Founder Shares not released pursuant to the preceding sentence will be forfeited and cancelled.
Related Party Loans
On July 22, 2020, the Sponsor agreed to loan the Company up to $600,000 pursuant to a promissory note (the “Note”), which was later amended on December 1, 2020. The Note is non-interest
bearing, unsecured and

due upon the closing of the Initial Public Offering. The Company borrowed $500,000 under the Note. On January 15, 2021, the Company repaid the Note in full.
In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor, members of the Company’s founding team or any of their affiliates may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lenders’ discretion, up to $1.5 million of such Working Capital Loans may be convertible into warrants of the post Business Combination entity at a price of $1.50 per warrant. The warrants would be identical to the Private Placement Warrants. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. To date, the Company had no borrowings under the Working Capital Loans.
Administrative Services Agreement
Commencing on the date that the Company’s securities were first listed on the NYSE through the earlier of consummation of the initial Business Combination and the liquidation, the Company agreed to pay the Sponsor $10,000 per month for office space, utilities, secretarial and administrative support services provided to members of the management team.
In addition, the Sponsor, officers and directors, or any of their respective affiliates will be reimbursed for any out-of-pocket
expenses incurred in connection with activities on the Company’s behalf such as identifying potential target businesses and performing due diligence on suitable Business Combinations. The Company’s audit committee will review on a quarterly basis all payments that were made to the Sponsor, officers or directors, or the Company’s or their affiliates. Any such payments prior to an initial Business Combination will be made from funds held outside the Trust Account.

Note 5 — Related Party Transactions
Founder Shares
On July 22, 2020, the Sponsor paid an aggregate of $25,000 for certain expenses on behalf of the Company in exchange for issuance of 8,625,000 Class B ordinary shares (the “Founder Shares”). On December 16, 2020, the Sponsor surrendered 2,875,000 Founder Shares to the Company for cancellation for no consideration. On January 6, 2021, the Company effected a share capitalization of 1,150,000 shares, resulting in an aggregate of 6,900,000 Founder Shares outstanding. All shares and associated amounts have been retroactively restated to reflect the share surrender and share capitalization. The holders of the Founder Shares have agreed to forfeit up to an aggregate of 900,000 Founder Shares, on a pro rata basis, to the extent that the option to purchase additional units was not exercised in full by the underwriters, so that the Founder Shares would represent 20% of the Company’s issued and outstanding shares after the Initial Public Offering. On January 11, 2021, the underwriter fully exercised its over-allotment option; thus, these Founder Shares are no longer subject to forfeiture.
The Initial Shareholders agreed not to transfer, assign or sell any of their Founder Shares until the earlier to occur of (i) (v) with respect to
20
% of such shares, until consummation of the initial Business Combination, (w) with respect to 20% of such shares, until the closing price of Class A ordinary shares equals or exceeds $12.00 for any 20 trading days within a
30-trading
day period following the consummation of the initial Business Combination (a “Requisite Trading Period”), (x) with respect to 20% of such shares, until the closing price of Class A ordinary shares equals or exceeds $14.00 for the Requisite Trading Period, (y) with respect to 20% of such shares, until the closing price of Class A ordinary shares equals or exceeds $16.00 for the Requisite Trading Period, and (z) with respect to the remaining 20% of such shares, until the closing price of Class A ordinary shares equals or exceeds $18.00 for the Requisite Trading Period, and (ii) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction after the initial Business Combination that results in all of the shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property; provided that in the event that the per share value of the cash, securities or other property to be received by the shareholders in such liquidation, merger, capital stock exchange or other similar transaction (the “Per Share Transaction Value”) is less than $18.00, then the Founder Shares will be released from these transfer restrictions to the Initial Shareholders on a pro rata basis as follows: (a) to the extent not previously released, all Founder Shares that are subject to release upon achievement of any share price performance requirements that are less than the Per Share Transaction Value will be released, and (b) the number of Founder Shares that would be released upon the achievement of the next share price performance requirement that is higher than the Per Share Transaction Value (the “Release Threshold”), multiplied by a fraction, the numerator of which equals (x) 2, minus (y) the amount by which the Release Threshold exceeds the Per Share Transaction Value, and the denominator of which equals 2, will be released. Any Founder Shares not released pursuant to the preceding sentence will be forfeited and cancelled.
Related Party Loans
On July 22, 2020, the Sponsor agreed to loan the Company up to $600,000 pursuant to a promissory note (the “Note”), which was later amended on December 1, 2020. The Note is non-interest
bearing, unsecured and due upon the closing of the Initial Public Offering. The Company borrowed $500,000 under the Note. On January 15, 2021, the Company repaid the Note in full. Subsequent to the repayment, the facility was no longer available to the Company.
In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor, members of the Company’s founding team or any of their affiliates may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lenders’ discretion, up to $1.5 million of such Working Capital Loans may be convertible into warrants of the post Business Combination entity at a price of $1.50 per warrant. The warrants would be identical to the Private Placement Warrants. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans.
On April 9, 2021, the Company issued an unsecured convertible promissory note (the “Convertible Note”) to the Company’s Chief Executive Officer, pursuant to which the Company may borrow up to $1,500,000 for ongoing expenses reasonably related to the business of the Company and the consummation of the Business Combination. The Convertible Note does not bear any interest. All unpaid principal under the Convertible Note will be due and payable in full on the earlier of (i) January 11, 2023 and (ii) the effective date of the Business Combination (such earlier date, the “Maturity Date”). The Chief Executive Officer will have the option, at any time on or prior to the Maturity Date, to convert any amounts outstanding under the Convertible Note into warrants to purchase the Company’s Class A ordinary shares, par value $0.0001 per share, at a conversion price of $1.50 per warrant, with each warrant entitling the holder to purchase one Class A ordinary share at a price of $11.50 per share, subject to the same adjustments applicable to the private placement warrants sold concurrently with the Company’s
I
nitial
P
ublic
O
ffering. As of September 30, 2021, $945,000 was drawn on the convertible note — related party, presented at its fair value of approximately $1.1 million on the accompanying unaudited condensed consolidated balance sheets. There were no amounts outstanding under the Convertible Note as of December 31, 2020.
Administrative Services Agreement
Commencing on the date that the Company’s securities were first listed on the NYSE through the earlier of consummation of the initial Business Combination and the liquidation, the Company agreed to pay the Sponsor
$10,000 per month for office space, utilities, secretarial and administrative support services provided to members of the management team. Administrative expenses were included within general and administrative expenses — related party in the unaudited condensed consolidated statements of operations. For the three and nine months ended September 30, 2021, the Company incurred

$
30,000
and $
90,000
in administrative expenses, respectively. As of September 30, 2021, $
10,000
has been included in due to related party on the unaudited condensed consolidated balance sheets. There were no
administrative expenses incurred for the period from July 8, 2020 (inception) through September 30, 2020.
In addition, the Sponsor, officers and directors, or any of their respective affiliates will be reimbursed for any out-of-pocket
expenses incurred in connection with activities on the Company’s behalf such as identifying potential target businesses and performing due diligence on suitable Business Combinations. The Company’s audit committee will review on a quarterly basis all payments that were made to the Sponsor, officers or directors, or the Company’s or their affiliates. Any such payments prior to an initial Business Combination will be made from funds held outside the Trust Account. As of September 30, 2021, approximately $1,000 is included in due to related party on the accompanying unaudited condensed consolidated balance sheets. There were no balances outstanding as of December 31, 2020.